HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 05, 2022	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit		$ 15,430,022	$ 16,017,281		$ 15,430,022	$ 11,109,195
Liabilities		1,477,556	1,679,867		1,477,556	1,405,813
Payment for settlement				$ 150,000	150,000
Stock issued to vendor					125,000
Sanovas Ophthalmology LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other liabilities		16,000	$ 177,000		$ 16,000
Issuance of shares for settlement			296,000		296,000	363,362
Payment of expenses		$ 666,000			$ 666,000	$ 1,090,087
Vendor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares for settlement					75,000
Issuance of shares for settlement					75,000
Payment for settlement					$ 150,000
Stock issued to vendor, shares					55,555
Stock issued to vendor					$ 125,000
Exchange Agreement [Member] | D N A G P S Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for acquisitions	2,000,000